SHARE OPTIONS (Schedule of Assumption Determining Fair Value of Share Options) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Years $ / shares shares	Dec. 31, 2020 USD ($) Years $ / shares shares	Dec. 31, 2019 USD ($) Years $ / shares shares
Key management personnel [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	0.00%	66.98%	51.18%
Weighted average expected life | Years	0	4.34	4.15
Weighted average risk free interest rate	0.00%	0.44%	1.84%
Key management personnel [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0	$ 0.20	$ 0.14
Total 'A' share options granted / (ADS's equivalent) | shares	0	8,480,000	4,060,000
Weighted average share price per 'A' share / (per ADS)	$ 0	$ 0.38	$ 0.46
Weighted average exercise price per 'A' share / (per ADS)	$ 0	$ 0.38	$ 0.69
Key management personnel [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0	$ 0.80	$ 0.56
Total 'A' share options granted / (ADS's equivalent) | shares	0	2,120,000	1,015,000
Weighted average share price per 'A' share / (per ADS)	$ 0	$ 1.52	$ 1.84
Weighted average exercise price per 'A' share / (per ADS)	$ 0	$ 1.52	$ 2.74
Other employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	0.00%	65.89%	47.31%
Weighted average expected life | Years	0	4.35	4.42
Weighted average risk free interest rate	0.00%	0.42%	2.23%
Other employees [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0	$ 0.27	$ 0.25
Total 'A' share options granted / (ADS's equivalent) | shares	0	620,000	310,000
Weighted average share price per 'A' share / (per ADS)	$ 0	$ 0.48	$ 0.64
Weighted average exercise price per 'A' share / (per ADS)	$ 0	$ 0.48	$ 0.64
Other employees [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0	$ 1.08	$ 1.02
Total 'A' share options granted / (ADS's equivalent) | shares	0	155,000	77,500
Weighted average share price per 'A' share / (per ADS)	$ 0	$ 1.96	$ 2.53
Weighted average exercise price per 'A' share / (per ADS)	$ 0	$ 1.96	$ 2.53